SCHEDULE OF INVESTMENTS
InvestEd 30 Portfolio (in thousands)	SEPTEMBER 30, 2021 (UNAUDITED)

INVESTMENT FUNDS	Shares	Value

InvestEd 30 Portfolio

Registered Investment Companies – 5.5%
iShares Core MSCI EAFE ETF	11	$792
iShares Core S&P 500 ETF	4	1,692

		2,484

TOTAL INVESTMENT FUNDS – 5.5%		$2,484

(Cost: $2,059)

AFFILIATED MUTUAL FUNDS

Delaware Ivy Core Equity Fund, Class R6	86	1,969
Delaware Ivy Corporate Bond Fund, Class R6	328	2,146
Delaware Ivy Crossover Credit Fund, Class R6	83	905
Delaware Ivy Emerging Markets Equity Fund, Class R6	43	1,198
Delaware Ivy Global Bond Fund, Class R6	55	566
Delaware Ivy Government Securities Fund, Class R6	2,089	11,722
Delaware Ivy High Income Fund, Class R6	32	229
Delaware Ivy International Core Equity Fund, Class R6	68	1,434
Delaware Ivy International Small Cap Fund, Class R6	24	393
Delaware Ivy Large Cap Growth Fund, Class R6	55	1,995
Delaware Ivy LaSalle Global Real Estate Fund, Class R6	19	219
Delaware Ivy Limited-Term Bond Fund, Class R6	904	9,972
Delaware Ivy Mid Cap Growth Fund, Class R6	22	991
Delaware Ivy Mid Cap Income Opportunities Fund, Class R6	14	276
Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class R6	10	110
Delaware Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class R6	51	754
Delaware Ivy Pzena International Value Fund, Class R6	20	383
Delaware Ivy Securian Core Bond Fund, Class R6	557	6,106
Delaware Ivy Small Cap Growth Fund, Class R6	8	278
Delaware Ivy Value Fund, Class R6	28	771

TOTAL AFFILIATED MUTUAL FUNDS – 94.2%		$42,417

(Cost: $41,470)

SHORT-TERM SECURITIES

Money Market Funds (A) - 0.3%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	114	114

TOTAL SHORT-TERM SECURITIES – 0.3%		$114

(Cost: $114)

TOTAL INVESTMENT SECURITIES – 100.0%		$45,015

(Cost: $43,643)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(4)

NET ASSETS – 100.0%		$45,011

Notes to Schedule of Investments

(A)	Rate shown is the annualized 7-day yield at September 30, 2021.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Investment Funds	$2,484	$—	$—
Affiliated Mutual Funds	42,417	—	—
Short-Term Securities	114	—	—

Total	$45,015	$—	$—

For Federal income tax purposes, cost of investments owned at September 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$43,643

Gross unrealized appreciation	2,094

Gross unrealized depreciation	(722)

Net unrealized appreciation	$1,372